Share-based payment arrangements - ESAP (Details) - ESAP $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 SFr / shares $ / shares shares	Dec. 31, 2017 SFr / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP)	12 months	12 months
Number of ABB Ltd shares representing each ADS in the United States | $ / shares	1	1
Contractual term	1 year	1 year
Time period of interest rate used as the basis for the risk-free rate	1 year	1 year
Expected volatility (as a percent)	19.00%	19.00%		17.00%	20.00%	20.00%
Dividend yield (as a percent)	4.10%	4.10%		3.10%	3.70%	3.70%
Expected term	1 year	1 year		1 year	1 year	1 year
Risk-free interest rate (as a percent)	(0.60%)	(0.60%)		(0.60%)	(0.70%)	(0.70%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares	2.9	2.9
Number of shares Granted | shares	3.6	3.6
Number of shares Forfeited | shares	(0.2)	(0.2)
Number of shares not exercised (savings returned plus interest) | shares	(2.7)	(2.7)
Number of shares outstanding at end | shares	3.6	3.6		2.9
Number of shares vested and expected to vest | shares	3.4	3.4
Weighted-average exercise price at beginning of period (in Swiss francs per share) | SFr / shares		26.26
Exercise prices per ADS (in Swiss francs or USD per share) | (per share)	$ 20.37	SFr 20.38	SFr 26.26	$ 26.24	$ 20.52	SFr 20.12
Weighted average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		26.01
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares		26.26
Weighted-average exercise price at end of period (in Swiss francs per share) | SFr / shares		20.38	26.26
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share) | SFr / shares		20.38
Weighted-average remaining contractual term of ESAP	9 months 18 days	9 months 18 days
Weighted-average remaining contractual term of ESAP, Vested and expected to vest	9 months 18 days	9 months 18 days
Aggregate intrinsic value of ESAP | $				$ 17
Weighted-average grant-date fair value (per option) | SFr / shares		1.10	1.37			1.24